Label	Element	Value
Restricted Stock Unit, Vesting Period Two [Member]
PEO Compensation, Units, Vesting Percentage	coty_PEOCompensationUnitsVestingPercentage	15.00%
PEO Compensation, Units, Vesting, Common Stock Issued Upon Settlement	coty_PEOCompensationUnitsVestingCommonStockIssuedUponSettlement	10,000,000
Restricted Stock Unit, Vesting Period Five [Member]
PEO Compensation, Units, Vesting Percentage	coty_PEOCompensationUnitsVestingPercentage	30.00%
Performance Restricted Stock Unit [Member]
PEO Compensation, Units Granted	coty_PEOCompensationUnitsGranted	2,083,333
Restricted Stock Unit [Member]
PEO Compensation, Units Granted	coty_PEOCompensationUnitsGranted	10,416,667
PEO Compensation, Units Granted	coty_PEOCompensationUnitsGranted	30,000,000
Restricted Stock Unit, Vesting Period Four [Member]
PEO Compensation, Units, Vesting Percentage	coty_PEOCompensationUnitsVestingPercentage	20.00%
Restricted Stock Unit, Vesting Period One [Member]
PEO Compensation, Units, Vesting Percentage	coty_PEOCompensationUnitsVestingPercentage	15.00%
PEO Compensation, Units, Vesting, Common Stock Issued Upon Settlement	coty_PEOCompensationUnitsVestingCommonStockIssuedUponSettlement	10,000,000
Restricted Stock Unit, Vesting Period Three [Member]
PEO Compensation, Units, Vesting Percentage	coty_PEOCompensationUnitsVestingPercentage	20.00%
PEO Compensation, Units, Vesting, Common Stock Issued Upon Settlement	coty_PEOCompensationUnitsVestingCommonStockIssuedUponSettlement	10,000,000